Share Capital - Disclosure of number and weighted average exercise prices of share options (Details)	12 Months Ended
	Aug. 31, 2020 Share $ / shares	Aug. 31, 2019 Share $ / shares	Aug. 31, 2018 Share $ / shares
Disclosure of classes of share capital [abstract]
Number of share options outstanding in share-based payment arrangement at beginning of period | Share	9,396,250	11,345,000	10,335,000
Weighted average exercise price of share options outstanding at beginning of period | $ / shares	$ 0.16	$ 0.26	$ 0.37
Number of share options granted in share-based payment arrangement | Share	7,680,000	3,020,000	2,345,000
Weighted average exercise price of share options granted | $ / shares	$ 0.08	$ 0.10	$ 0.12
Number of share options exercised in share-based payment arrangement | Share		(200,000)	(50,000)
Weighted average exercise price of share options exercised | $ / shares		$ 0.10	$ 0.11
Number of share options expired in share-based payment arrangement | Share	(3,241,250)	(3,875,000)	(1,215,000)
Weighted average exercise price of share options expired | $ / shares	$ 0.21	$ 0.43	$ 0.91
Number of share options forfeited in share-based payment arrangement | Share	(290,000)	(893,750)	(70,000)
Weighted average exercise price of share options forfeited | $ / shares	$ 0.10	$ 0.17	$ 0.44
Number of share options outstanding in share-based payment arrangement at end of period | Share	13,545,000	9,396,250	11,345,000
Weighted average exercise price of share options outstanding at end of period | $ / shares	$ 0.10	$ 0.16	$ 0.26